Net finance costs (Tables)	12 Months Ended
Dec. 31, 2021
Net Finance Costs [Abstract]
Summary of Net Finance Costs

	2021 £m	2020 £m	2019 £m
Interest on short-term bank loans, overdrafts and commercial paper	(11)	(17)	(20)
Interest on term debt	(106)	(122)	(266)
Interest on lease liabilities	(8)	(12)	(15)
Total borrowing costs	(125)	(151)	(301)
Losses on loans and derivatives not designated as hedges	(16)	(13)	–
Net financing charge on defined benefit pension schemes and other	(9)	(11)	(13)
Finance costs	(150)	(175)	(314)
Interest on bank deposits	1	2	3
Interest income on net finance lease receivables	–	1	2
Fair value gains on designated fair value hedge relationships	7	–	1
Gains on loans and derivatives not designated as hedges	–	–	3
Finance income	8	3	9
Net finance costs	(142)	(172)	(305)